Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 21 – COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company has leased premises for its assembly site under non-cancellable operating leases since June 2022. See further discussion in NOTE 15 – LEASES.

Rent expense is recognized on a straight-line basis over the terms of the operating leases accordingly and the Company records the difference between cash rent payments and the recognition of rent expense as a deferred rent liability.

The following are the aggregate non-cancellable future minimum lease payments under operating leases as of September 30, 2025:

For the year ending September 30,	Operating Leases
2026	$20,790
Total lease payments	$20,790

NOTE 22 – COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company has leased premises for its assembly site under non-cancellable operating leases since June 2022. See further discussion in NOTE 16 – LEASES.

Rent expense is recognized on a straight-line basis over the terms of the operating leases accordingly and the Company records the difference between cash rent payments and the recognition of rent expense as a deferred rent liability.

The following are the aggregate non-cancellable future minimum lease payments under operating and financing leases as of December 31, 2024:

For the year ending December 31,	Operating Leases
2025	$15,706
Total lease payments	$15,706